Inventory	6 Months Ended
Jun. 30, 2025
Inventory [abstract]
Inventory

8. Inventory

Inventories consist of purchased raw materials that will be used in the manufacturing of finished goods and are valued at lower of cost or net realizable value. The cost of inventory is determined on a first-in, first-out basis. The cost of work in-process and finished goods are valued at the lower of cost or net realizable value. As at June 30, 2025, the Company’s inventory consisted of the following balances:

$
Raw materials	55,568
Finished goods	21,301
Outstanding as at June 30, 2025	76,869